Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Business segment information
Net revenue		¥ 2,016,200	¥ 1,934,200
Net interest income		1,137,753	1,133,053
Operating expenses		1,393,900	1,363,700
Operating profit (loss)		622,300	570,500
BK and TB [Member]
Business segment information
Net revenue	[1]	1,015,800	1,015,300
Net interest income		490,600	659,200
Net fees		291,300	301,400
Other		233,900	54,700
Other than BK and TB [Member]
Business segment information
Net revenue		1,000,400	918,900
Business Segment [Member] | Customer Business [Member]
Business segment information
Net revenue		1,655,900	1,649,600
Operating expenses		1,210,200	1,180,100
Operating profit (loss)		445,700	469,500
Business Segment [Member] | Customer Business [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	726,100	740,000
Net interest income		366,300	363,600
Net fees		321,400	333,900
Other		38,400	42,500
Business Segment [Member] | Customer Business [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		929,800	909,600
Business Segment [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member]
Business segment information
Net revenue		731,900	754,100
Operating expenses		594,000	608,100
Operating profit (loss)		137,900	146,000
Business Segment [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	352,100	361,900
Net interest income		225,800	232,100
Net fees		111,600	114,200
Other		14,700	15,600
Business Segment [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		379,800	392,200
Business Segment [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member]
Business segment information
Net revenue		265,000	261,600
Operating expenses		156,200	151,200
Operating profit (loss)		108,800	110,400
Business Segment [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	200,400	199,900
Net interest income		83,000	75,500
Net fees		92,600	97,700
Other		24,800	26,700
Business Segment [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		64,600	61,700
Business Segment [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member]
Business segment information
Net revenue		186,400	193,700
Operating expenses		120,500	121,300
Operating profit (loss)		65,900	72,400
Business Segment [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	128,500	130,000
Net interest income		56,300	56,800
Net fees		72,400	73,000
Other		(200)	200
Business Segment [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		57,900	63,700
Business Segment [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member]
Business segment information
Net revenue		371,300	335,800
Operating expenses		274,200	238,900
Operating profit (loss)		97,100	96,900
Business Segment [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	(500)	(800)
Net interest income		400	(800)
Net fees
Other		(900)
Business Segment [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		371,800	336,600
Business Segment [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member]
Business segment information
Net revenue		101,300	104,400
Operating expenses		65,300	60,600
Operating profit (loss)		36,000	43,800
Business Segment [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	45,600	49,000
Net interest income		800
Net fees		44,800	49,000
Other
Business Segment [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		55,700	55,400
Business Segment [Member] | Global Markets Business Group [Member]
Business segment information
Net revenue		323,600	260,300
Operating expenses		112,900	114,100
Operating profit (loss)		210,700	146,200
Business Segment [Member] | Global Markets Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	226,900	165,700
Net interest income		66,700	128,500
Net fees		(6,300)	(9,100)
Other		166,500	46,300
Business Segment [Member] | Global Markets Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		96,700	94,600
Business Segment, Other [Member]
Business segment information
Net revenue		36,700	24,300
Operating expenses		70,800	69,500
Operating profit (loss)		(34,100)	(45,200)
Business Segment, Other [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	62,800	109,600
Net interest income		57,600	167,100
Net fees		(23,800)	(23,400)
Other		29,000	(34,100)
Business Segment, Other [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		¥ (26,100)	¥ (85,300)

[1]	“BK and TB” is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.